Annual Fund Operating Expenses	Feb. 28, 2026
AAM BRENTVIEW DIVIDEND GROWTH ETF | AAM BRENTVIEW DIVIDEND GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
AAM Crescent CLO ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
AAM Crescent CLO ETF | AAM Crescent CLO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.31%)	[2]
Net Expenses (as a percentage of Assets)	0.18%	[2]
AAM Low Duration Preferred and Income Securities ETF | AAM Low Duration Preferred and Income Securities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
AAM S&P 500 High Dividend Value ETF | AAM S&P 500 High Dividend Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF | AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
AAM SLC Low Duration Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
AAM SLC Low Duration Income ETF | AAM SLC Low Duration Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	0.15%	[3]
AAM Todd International Intrinsic Value ETF | AAM Todd International Intrinsic Value ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.54%
AAM Transformers ETF | AAM Transformers ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	Estimated for the current fiscal year.
[2]	The Fund’s investment adviser, Advisors Asset Management, Inc. (“AAM” or the “Adviser”), has contractually agreed to waive a portion of its management fee equal to 0.31% of the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees.
[3]	The Fund’s investment adviser, Advisors Asset Management, Inc. (“AAM” or the “Adviser”), has contractually agreed to waive a portion of its management fee equal to 0.24% of the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees.
[4]	Estimated for the current fiscal year.